Other Current and Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As of June 30, 2018 and December 31, 2017, other current assets consist of:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Advances to unrelated-parties (ii)	$7,280	$2,244,348
Receivable from sale of the deposit of the land use right(i)	3,267,532	3,323,843
Advances to employees	75,315	53,025
Subsidy income receivable(VAT)	40,489	147,632
Installation contract deposits (iii)	5,606	8,776
Other current assets	94,895	77,168
	$3,491,117	$5,854,792

(i)	The Company planned to purchase land use rights in Dongguan City for expansion of operations in manufacturing and office building in 2010. Under the terms of the purchase agreement with Dongguan Fenggang Municipal Government (the “Local Government”), IST paid approximately $14.0 million (RMB 90.8 million) in total with the Local Government as security deposit for purchase of land use rights, which was refundable, if the Company was to terminate the agreement. In September 2016, the Company terminated the purchase agreement because of the shift of the Company’s business strategy and transformation of the Company’s business. The Company sold deposit receivable of approximately $13.0 million (RMB 90.2 million) without recourse to an unrelated party, Dongguan Dongyi Industrial Co., Ltd. (“Dongyi”), in a consideration of approximately $10.4 million (RMB 72.2 million) with an installment payment plan until December 31, 2019. For the year ended December 31, 2016, the Company received approximately $1.0 million from Dongyi. For the year ended December 31, 2017, the Company received approximately an aggregate of $3.3 million from Dongyi.

The transaction was governed by FASB ASC 860-20, Sales of Financial Assets. The Company recognized and recorded a loss of approximately $2.7 million from the sale in the consolidated statement of operations for the year ended December 31, 2016.

(ii)	The advances to unrelated parties for business development, and are non-interest bearing.

(iii)	Deposits for installation contract are made from time-to-time by the Company to demonstrate the Company’s capabilities in capital and resources in connection with bidding on certain projects. Such amounts are refundable upon completion of the bidding processes.

Schedule of Other Assets, Noncurrent

As of June 30, 2018 and December 31, 2017, other non-current assets consist of:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Receivable from sale of the deposit of the land use right(i)	$3,269,967	$3,326,319
	$3,269,967	$3,326,319

(i)	The Company planned to purchase land use rights in Dongguan City for expansion of operations in manufacturing and office building in 2010. Under the terms of the purchase agreement with Dongguan Fenggang Municipal Government (the “Local Government”), IST paid approximately $14.0 million (RMB 90.8 million) in total with the Local Government as security deposit for purchase of land use rights, which was refundable, if the Company was to terminate the agreement. In September 2016, the Company terminated the purchase agreement because of the shift of the Company’s business strategy and transformation of the Company’s business. The Company sold deposit receivable of approximately $13.0 million (RMB 90.2 million) without recourse to an unrelated party, Dongguan Dongyi Industrial Co., Ltd. (“Dongyi”), in a consideration of approximately $10.4 million (RMB 72.2 million) with an installment payment plan until December 31, 2019. For the year ended December 31, 2016, the Company received approximately $1.0 million from Dongyi. For the year ended December 31, 2017, the Company received approximately an aggregate of $3.3 million from Dongyi.